UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Emerging Markets Total Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Courtney R. Taylor
Capital Emerging Markets Total Opportunities Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

 Investment portfolio
January 31, 2012

                                                                                                              unaudited

                                                                                          Principal amount        Value
Bonds and notes                                                                                      (000)        (000)
=======================================================================================================================
   Latin America -- 26.7%
=======================================================================================================================
   Argentina -- 4.2%
-----------------------------------------------------------------------------------------------------------------------
   Argentina (Republic of):
      0.055% August 3, 2012(1)                                                                     $33,885      $4,163
      7.00% October 3, 2015                                                                          8,661       8,270
      Series NY, 8.28% December 31, 2033                                                             1,942       1,568
-----------------------------------------------------------------------------------------------------------------------
   Provincia de Buenos Aires 10.875% January 26, 2021                                                2,800       2,324
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                16,325

-----------------------------------------------------------------------------------------------------------------------
   Brazil -- 9.3%
-----------------------------------------------------------------------------------------------------------------------
   Banco Safra SA 10.25% August 8, 2016                                                          BRL 3,200       1,841
-----------------------------------------------------------------------------------------------------------------------
   Banco Votorantim SA 6.25% May 16, 2016(2)                                                         2,000       1,171
-----------------------------------------------------------------------------------------------------------------------
   Brazil (Federal Republic of) Global:
      10.50% July 14, 2014                                                                           $ 800         984
      10.25% January 10, 2028                                                                    BRL 9,191       5,931
      11.00% August 17, 2040                                                                        $4,930       6,572
   Brazil Notas do Tesouro Nacional:
      Series F, 10.00% January 1, 2014 - January 1, 2017                                             BRL 2       1,087
      Series B, 6.00% May 15, 2015 - May 15, 2045(2)                                                    14      17,397
-----------------------------------------------------------------------------------------------------------------------
   Odebrecht Drilling Norbe VIII/IX Ltd. 6.35% June 30, 2021                                          $823         859
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                35,842

-----------------------------------------------------------------------------------------------------------------------
   Chile -- 0.2%
-----------------------------------------------------------------------------------------------------------------------
   Emgesa SA ESP 8.75% January 25, 2021                                                      COP 1,200,000         708
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Colombia -- 0.7%
-----------------------------------------------------------------------------------------------------------------------
   Bancolombia SA 5.95% June 3, 2021                                                                  $200         204
-----------------------------------------------------------------------------------------------------------------------
   Colombia (Republic of) Global 6.125% January 18, 2041                                             2,010       2,422
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,626

-----------------------------------------------------------------------------------------------------------------------
   Mexico -- 8.4%
-----------------------------------------------------------------------------------------------------------------------
   Cemex Finance LLC 9.50% December 14, 2016                                                         2,890       2,637
-----------------------------------------------------------------------------------------------------------------------
   Petroleos Mexicanos:
      6.00% March 5, 2020                                                                            1,330       1,496
      5.50% January 21, 2021                                                                           670         729
-----------------------------------------------------------------------------------------------------------------------
   United Mexican States Government:
      Series MI10, 9.50% December 18, 2014                                                         MXN 198       1,713
      Series M10, 7.75% December 14, 2017                                                              371       3,215
      Series M, 6.50% June 10, 2021                                                                    250       2,006
      Series M20, 10.00% December 5, 2024                                                              254       2,615
      Series M30, 10.00% November 20, 2036                                                              45         451
      4.00% November 15, 2040(2)                                                                       182       7,262
-----------------------------------------------------------------------------------------------------------------------
   United Mexican States Government Global:
      6.375% January 16, 2013                                                                       $1,250       1,314
      6.625% March 3, 2015                                                                           2,880       3,283
      6.05% January 11, 2040                                                                         4,720       5,730
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                32,451

-----------------------------------------------------------------------------------------------------------------------
   Panama -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   Panama (Republic of) Global 9.375% July 23, 2012                                                    320         332
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Peru -- 0.8%
   Banco de Credito del Peru 6.875% September 16, 2026(1)                                            2,800       2,968
-----------------------------------------------------------------------------------------------------------------------
   Peru (Republic of) 9.125% February 21, 2012                                                         200         201
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,169

-----------------------------------------------------------------------------------------------------------------------
   Uruguay -- 1.2%
-----------------------------------------------------------------------------------------------------------------------
   Uruguay (Republic of):
      5.00% September 14, 2018(2)                                                               UYU 14,688         828
      4.375% December 15, 2028(2)                                                                   70,771       3,662
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,490

-----------------------------------------------------------------------------------------------------------------------
   Venezuela -- 1.8%
-----------------------------------------------------------------------------------------------------------------------
   Venezuela (Republic of):
      9.25% September 15, 2027                                                                      $8,360       6,500
      7.00% March 31, 2038                                                                             875         549
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,049

=======================================================================================================================
   Asia-Pacific -- 7.4%
=======================================================================================================================
   China -- 0.7%
-----------------------------------------------------------------------------------------------------------------------
   Renhe Commercial Holdings Co., Ltd.:
      11.75% May 18, 2015                                                                            2,210       1,801
      13.00% March 10, 2016                                                                          1,050         837
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,638

-----------------------------------------------------------------------------------------------------------------------
   Indonesia -- 1.0%
-----------------------------------------------------------------------------------------------------------------------
   Indonesia (Republic of), Series FR33,  12.50% March 15, 2013                              IDR 2,830,000         344
   Indonesia Retail Bond, Series OR17,  7.95% August 15, 2013                                   31,436,000       3,697
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,041

-----------------------------------------------------------------------------------------------------------------------
   Malaysia -- 1.1%
-----------------------------------------------------------------------------------------------------------------------
   Malaysian Government:
      Series 309, 2.711% February 14, 2012                                                         MYR 925         304
      Series 110, 3.835% August 12, 2015                                                            11,170       3,765
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,069

-----------------------------------------------------------------------------------------------------------------------
   Philippines -- 1.5%
-----------------------------------------------------------------------------------------------------------------------
   Philippine Government Bond, Series 1054,  6.375% January 19, 2022                           PHP 221,686       5,671
   Philippines (Republic of) 4.95% January 15, 2021                                                 10,000         244
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,915

-----------------------------------------------------------------------------------------------------------------------
   South Korea -- 1.3%
-----------------------------------------------------------------------------------------------------------------------
   Korea Development Bank 8.00% January 23, 2014                                                    $1,560       1,713
-----------------------------------------------------------------------------------------------------------------------
   South Korean Government, Series 1609,  5.00% September 10, 2016                           KRW 3,497,300       3,316
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,029

-----------------------------------------------------------------------------------------------------------------------
   Sri Lanka -- 1.0%
-----------------------------------------------------------------------------------------------------------------------
   Democratic Socialist Republic of Sri Lanka:
      8.25% October 24, 2012                                                                          $910         939
      6.25% October 4, 2020                                                                          2,732       2,739
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,678

-----------------------------------------------------------------------------------------------------------------------
   Thailand -- 0.8%
-----------------------------------------------------------------------------------------------------------------------
   PTTEP Canada International Finance Ltd. 5.692% April 5, 2021                                      2,800       3,017
-----------------------------------------------------------------------------------------------------------------------

=======================================================================================================================
   Eastern Europe and Middle East -- 3.7%
=======================================================================================================================
   Belgium -- 0.4%
-----------------------------------------------------------------------------------------------------------------------
   Anheuser-Busch InBev Worldwide, Inc. 0.927% July 14, 2014(1)                                      1,400       1,399
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Croatia -- 0.5%
-----------------------------------------------------------------------------------------------------------------------
   Croatian Government 6.625% July 14, 2020                                                          2,190       2,080
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Kazakhstan -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   Halyk Savings Bank of Kazakhstan JSC 7.25% January 28, 2021                                         420         407
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Poland -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   Poland Government Bond 5.125% April 21, 2021                                                        500         517
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Russia -- 1.3%
-----------------------------------------------------------------------------------------------------------------------
   Gazprom OAO Via Gaz Capital SA:
      8.125% July 31, 2014                                                                             100         110
      Series 7, 6.212% November 22, 2016                                                               275         296
      8.146% April 11, 2018                                                                          2,444       2,859
-----------------------------------------------------------------------------------------------------------------------
   Russian Federation 7.85% March 10, 2018                                                      RUB 15,000         514
-----------------------------------------------------------------------------------------------------------------------
   Sberbank of Russia Via SB Capital SA 5.499% July 7, 2015                                         $1,070       1,116
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,895

-----------------------------------------------------------------------------------------------------------------------
   Turkey -- 1.3%
-----------------------------------------------------------------------------------------------------------------------
   Turkey (Republic of) 4.00% April 29, 2015(2)                                                  TRY 8,752       5,007
-----------------------------------------------------------------------------------------------------------------------

=======================================================================================================================
   Africa -- 1.9%
=======================================================================================================================
   Egypt -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   African Export-Import Bank 5.75% July 27, 2016                                                   $1,200       1,194
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Senegal -- 0.1%
   Republic of Senegal 8.75% May 13, 2021                                                              400         399
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   South Africa -- 1.5%
-----------------------------------------------------------------------------------------------------------------------
   PE Paper Escrow GmbH 11.75% August 1, 2014                                                    EUR 1,755       2,514
-----------------------------------------------------------------------------------------------------------------------
   Standard Bank PLC 8.125% December 2, 2019                                                        $1,800       1,898
-----------------------------------------------------------------------------------------------------------------------
   Steinhoff International Holdings Ltd. 9.625% convertible debenture July 20, 2015              ZAR 8,000       1,214
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 5,626
=======================================================================================================================
   Other markets -- 10.4%
=======================================================================================================================
   Australia -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   Santos Finance Ltd. 8.25% September 22, 2070(1)                                                 EUR 850       1,084
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Jamaica -- 0.5%
-----------------------------------------------------------------------------------------------------------------------
   Digicel Ltd. 12.00% April 1, 2014                                                                $1,810       2,045
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Switzerland -- 0.5%
-----------------------------------------------------------------------------------------------------------------------
   Transocean, Inc. 6.375% December 15, 2021                                                         1,700       1,933
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   United States of America -- 9.1%
-----------------------------------------------------------------------------------------------------------------------
   Arcos Dorados Holdings, Inc. 10.25% July 13, 2016                                             BRL 3,900       2,344
-----------------------------------------------------------------------------------------------------------------------
   Philip Morris International, Inc. 2.90% November 15, 2021                                          $215         220
-----------------------------------------------------------------------------------------------------------------------
   Trilogy International Partners LLC 10.25% August 15, 2016                                         1,700       1,505
-----------------------------------------------------------------------------------------------------------------------
   U.S. Treasury:
      0.75% March 31, 2013                                                                           4,100       4,128
      3.75% August 15, 2041                                                                         23,197      27,056
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                35,253

=======================================================================================================================
   Miscellaneous -- 2.3%
=======================================================================================================================
   Bonds and notes in initial period of acquisition                                                              9,012
-----------------------------------------------------------------------------------------------------------------------

   Total bonds and notes (cost: $198,654,000)                                                                  202,230

Equity securities                                                                                   Shares
=======================================================================================================================
   Asia-Pacific -- 21.2%
=======================================================================================================================
   China -- 6.6%
-----------------------------------------------------------------------------------------------------------------------
   Anhui Conch Cement Co. Ltd. (Hong Kong)                                                         420,000       1,419
-----------------------------------------------------------------------------------------------------------------------
   Bank of China Ltd. (Hong Kong)                                                                8,711,511       3,740
-----------------------------------------------------------------------------------------------------------------------
   China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)                            2,236,000       1,185
-----------------------------------------------------------------------------------------------------------------------
   China Longyuan Power Group Corp. Ltd. (Hong Kong)                                             2,587,000       1,965
-----------------------------------------------------------------------------------------------------------------------
   China Mobile Ltd. (Hong Kong)                                                                   240,000       2,454
-----------------------------------------------------------------------------------------------------------------------
   China Petroleum & Chemical Corp. (Hong Kong)                                                  1,212,000       1,472
-----------------------------------------------------------------------------------------------------------------------
   China Shenhua Energy Co. Ltd. (Hong Kong)                                                       765,000       3,364
-----------------------------------------------------------------------------------------------------------------------
   CSR Corp. Ltd. (Hong Kong)                                                                    1,890,000       1,245
-----------------------------------------------------------------------------------------------------------------------
   Honghua Group Ltd. (Hong Kong)(3)                                                            20,650,000       2,237
-----------------------------------------------------------------------------------------------------------------------
   Industrial and Commercial Bank of China Ltd. (Hong Kong)                                      2,946,000       2,063
-----------------------------------------------------------------------------------------------------------------------
   Minth Group Ltd. (Hong Kong)                                                                  1,210,000       1,306
-----------------------------------------------------------------------------------------------------------------------
   Yingde Gases Group Co. Ltd. (Hong Kong)                                                         807,500         932
-----------------------------------------------------------------------------------------------------------------------
   Zhongsheng Group Holdings Ltd. (Hong Kong)                                                      455,000         907
-----------------------------------------------------------------------------------------------------------------------
   Zhuzhou CSR Times Electric Co. Ltd. (Hong Kong)                                                 514,000       1,133
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                25,422

-----------------------------------------------------------------------------------------------------------------------
   Hong Kong -- 1.8%
-----------------------------------------------------------------------------------------------------------------------
   AIA Group Ltd.                                                                                  295,800         988
-----------------------------------------------------------------------------------------------------------------------
   ASM Pacific Technology Ltd.                                                                     151,500       1,950
-----------------------------------------------------------------------------------------------------------------------
   EVA Precision Industrial Holdings Ltd.                                                        2,006,000         360
-----------------------------------------------------------------------------------------------------------------------
   Goodbaby International Holdings Ltd.                                                            881,000         261
-----------------------------------------------------------------------------------------------------------------------
   Hopewell Holdings Ltd.                                                                          162,000         423
-----------------------------------------------------------------------------------------------------------------------
   SJM Holdings Ltd.                                                                             1,586,000       2,838
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,820

-----------------------------------------------------------------------------------------------------------------------
   Malaysia -- 1.4%
-----------------------------------------------------------------------------------------------------------------------
   Bumi Armada Bhd.(3)                                                                           1,280,000       1,662
-----------------------------------------------------------------------------------------------------------------------
   CIMB Group Holdings Bhd.                                                                        448,100       1,018
-----------------------------------------------------------------------------------------------------------------------
   Genting Bhd.                                                                                    790,300       2,889
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,569

-----------------------------------------------------------------------------------------------------------------------
   Philippines -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   Philippine Long Distance Telephone Co. (ADR)                                                     21,600       1,372
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Singapore -- 1.6%
-----------------------------------------------------------------------------------------------------------------------
   Ascendas India Trust                                                                            905,000         550
-----------------------------------------------------------------------------------------------------------------------
   DBS Group Holdings Ltd.                                                                         352,643       3,799
-----------------------------------------------------------------------------------------------------------------------
   Hutchison Port Holdings Trust                                                                 1,894,000       1,420
-----------------------------------------------------------------------------------------------------------------------
   Olam International Ltd.                                                                         177,000         366
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,135

-----------------------------------------------------------------------------------------------------------------------
   South Korea -- 4.2%
-----------------------------------------------------------------------------------------------------------------------
   Hana Financial Group Inc.                                                                        68,290       2,334
-----------------------------------------------------------------------------------------------------------------------
   Hynix Semiconductor, Inc.(3)                                                                    125,730       3,005
-----------------------------------------------------------------------------------------------------------------------
   Hyundai Mobis Co., Ltd.                                                                           1,585         391
-----------------------------------------------------------------------------------------------------------------------
   LG Chem, Ltd.                                                                                     5,697       1,897
-----------------------------------------------------------------------------------------------------------------------
   Samsung Electronics Co., Ltd.                                                                     6,944       6,843
-----------------------------------------------------------------------------------------------------------------------
   Samsung Electronics Co., Ltd., nonvoting preferred                                                3,000       1,763
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                16,233

-----------------------------------------------------------------------------------------------------------------------
   Taiwan -- 4.1%
-----------------------------------------------------------------------------------------------------------------------
   Advanced Semiconductor Engineering, Inc.                                                      1,960,724       2,061
-----------------------------------------------------------------------------------------------------------------------
   ASUSTeK Computer, Inc.                                                                          301,820       2,387
-----------------------------------------------------------------------------------------------------------------------
   CTCI Corp.                                                                                      931,000       1,309
-----------------------------------------------------------------------------------------------------------------------
   Delta Electronics, Inc.                                                                         882,000       2,280
-----------------------------------------------------------------------------------------------------------------------
   HTC Corp.                                                                                        52,000         853
-----------------------------------------------------------------------------------------------------------------------
   Taiwan Semiconductor Manufacturing Co., Ltd.                                                  2,579,000       6,843
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                15,733

-----------------------------------------------------------------------------------------------------------------------
   Thailand -- 1.2%
-----------------------------------------------------------------------------------------------------------------------
   Advanced Info Service PCL                                                                       405,000       1,977
-----------------------------------------------------------------------------------------------------------------------
   Banpu PCL                                                                                        49,850         951
-----------------------------------------------------------------------------------------------------------------------
   Indorama Ventures PCL                                                                           761,200         788
-----------------------------------------------------------------------------------------------------------------------
   Precious Shipping PCL                                                                         1,562,600         829
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,545

=======================================================================================================================
   Latin America -- 3.5%
=======================================================================================================================
   Argentina -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   YPF Sociedad Anonima, Class D (ADR)                                                               5,000         175
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Brazil -- 1.2%
-----------------------------------------------------------------------------------------------------------------------
   Gerdau SA (ADR)                                                                                 250,000       2,375
-----------------------------------------------------------------------------------------------------------------------
   Hypermarcas SA, ordinary nominative                                                             255,200       1,551
-----------------------------------------------------------------------------------------------------------------------
   Tele Norte Leste Participacoes SA, preferred nominative (ADR)                                    76,300         717
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,643

-----------------------------------------------------------------------------------------------------------------------
   Chile -- 0.0%(4)
-----------------------------------------------------------------------------------------------------------------------
   Ripley Corp. SA                                                                                  72,417          76
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Colombia -- 1.5%
-----------------------------------------------------------------------------------------------------------------------
   Bancolombia SA                                                                                  106,469       1,646
   Bancolombia SA, preferred nominative (ADR)                                                       69,009       4,279
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 5,925

-----------------------------------------------------------------------------------------------------------------------
   Mexico -- 0.7%
-----------------------------------------------------------------------------------------------------------------------
   Arca Continental, SAB de CV                                                                      31,261         145
-----------------------------------------------------------------------------------------------------------------------
   Carso Infraestructura y Construccion, SAB de CV, Series B-1(3)                                  782,200         492
-----------------------------------------------------------------------------------------------------------------------
   CEMEX, SAB de CV, ordinary participation certificates, units (ADR)(3)                           117,495         800
-----------------------------------------------------------------------------------------------------------------------
   Grupo Financiero Inbursa, SAB de CV                                                              53,800         111
-----------------------------------------------------------------------------------------------------------------------
   Impulsora del Desarrollo y el Empleo en America Latina, SAB de CV, Series B-1(3)                536,400         987
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,535

=======================================================================================================================
   Eastern Europe and Middle East -- 2.4%
=======================================================================================================================
   Czech Republic -- 0.4%
-----------------------------------------------------------------------------------------------------------------------
   CEZ AS                                                                                            9,900         400
-----------------------------------------------------------------------------------------------------------------------
   Telefonica O2 Czech Republic, AS                                                                 60,167       1,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,600

-----------------------------------------------------------------------------------------------------------------------
   Israel -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   Partner Communications Co., Ltd. (ADR)                                                           20,200         165
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Oman -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   BankMuscat (SAOG) (GDR)                                                                         171,157       1,307
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Poland -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   Telekomunikacja Polska SA                                                                       243,456       1,305
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Russia -- 1.1%
-----------------------------------------------------------------------------------------------------------------------
   Etalon Group Ltd. (GDR)(3)                                                                       42,059         204
-----------------------------------------------------------------------------------------------------------------------
   OAO Gazprom (ADR)                                                                               190,828       2,309
-----------------------------------------------------------------------------------------------------------------------
   Sberbank of Russia                                                                              597,362       1,782
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,295

-----------------------------------------------------------------------------------------------------------------------
   United Arab Emirates -- 0.2%
-----------------------------------------------------------------------------------------------------------------------
   DP World Ltd.                                                                                    65,000         712
-----------------------------------------------------------------------------------------------------------------------

=======================================================================================================================
   Africa -- 2.0%
=======================================================================================================================
   South Africa -- 2.0%
-----------------------------------------------------------------------------------------------------------------------
   AngloGold Ashanti Ltd.                                                                           39,092       1,794
-----------------------------------------------------------------------------------------------------------------------
   Barloworld Ltd.                                                                                  23,573         264
-----------------------------------------------------------------------------------------------------------------------
   Harmony Gold Mining Co. Ltd.                                                                    101,794       1,238
   Harmony Gold Mining Co. Ltd. (ADR)                                                               98,500       1,188
-----------------------------------------------------------------------------------------------------------------------
   Royal Bafokeng Platinum Ltd.(3)                                                                  60,136         457
-----------------------------------------------------------------------------------------------------------------------
   Sasol Ltd.                                                                                       52,600       2,683
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,624

=======================================================================================================================
   Other markets -- 8.2%
=======================================================================================================================
   Australia -- 0.6%
-----------------------------------------------------------------------------------------------------------------------
   Oil Search Ltd.                                                                                 341,591       2,394
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Austria -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   Vienna Insurance Group                                                                           23,716       1,024
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Canada -- 0.2%
-----------------------------------------------------------------------------------------------------------------------
   First Quantum Minerals Ltd.                                                                      36,500         799
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Italy -- 0.8%
-----------------------------------------------------------------------------------------------------------------------
   Tenaris SA (ADR)                                                                                 79,200       3,109
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Netherlands -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   Fugro NV                                                                                         20,800       1,367
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   United Kingdom -- 4.7%
-----------------------------------------------------------------------------------------------------------------------
   Anglo American PLC                                                                               68,700       2,841
-----------------------------------------------------------------------------------------------------------------------
   Cairn Energy PLC(3)                                                                             383,054       1,701
-----------------------------------------------------------------------------------------------------------------------
   Glencore International PLC                                                                      580,600       3,762
-----------------------------------------------------------------------------------------------------------------------
   Global Ports Investments PLC (GDR)                                                               65,047         852
-----------------------------------------------------------------------------------------------------------------------
   Imperial Tobacco Group PLC                                                                       40,500       1,449
-----------------------------------------------------------------------------------------------------------------------
   Mondi PLC                                                                                       352,490       2,805
-----------------------------------------------------------------------------------------------------------------------
   Standard Chartered PLC                                                                          191,800       4,636
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                18,046

-----------------------------------------------------------------------------------------------------------------------
   United States of America -- 1.3%
-----------------------------------------------------------------------------------------------------------------------
   Flextronics International Ltd.(3)                                                               360,300       2,475
-----------------------------------------------------------------------------------------------------------------------
   Freeport-McMoRan Copper & Gold, Inc.                                                             57,800       2,671
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,146

=======================================================================================================================
   Miscellaneous -- 2.2%
=======================================================================================================================
   Equity securities in initial period of acquisition                                                            8,569
-----------------------------------------------------------------------------------------------------------------------
   Total equity securities (cost: $149,698,000)                                                                152,645

                                                                                          Principal amount
Short-term securities                                                                                (000)
-----------------------------------------------------------------------------------------------------------------------
   Certificate of deposit -- 0.6%
-----------------------------------------------------------------------------------------------------------------------
   Itau Unibanco SA 2.05% due 4/30/12                                                               $2,450       2,459
-----------------------------------------------------------------------------------------------------------------------

   Commercial paper -- 6.9%
-----------------------------------------------------------------------------------------------------------------------
   Chariot Funding LLC 0.13% due 2/23/12                                                             5,700       5,699
-----------------------------------------------------------------------------------------------------------------------
   Nordea North America, Inc. 0.10% due 2/3/12                                                       8,000       8,000
-----------------------------------------------------------------------------------------------------------------------
   Thunder Bay Funding LLC 0.10% due 2/21/12                                                         7,250       7,250
-----------------------------------------------------------------------------------------------------------------------
   Total Capital SA 0.14% due 2/1/12                                                                 5,800       5,800
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                26,749
   Investment Companies -- 0.4%                                                                     Shares
-----------------------------------------------------------------------------------------------------------------------
   JPMorgan U.S. Government Capital Shares                                                       1,413,851       1,414
-----------------------------------------------------------------------------------------------------------------------

Total short-term securities (cost: $30,613,000)                                                                 30,622

Total investment securities (cost: $378,965,000)                                                               385,497
Other assets less liabilities (including forward currency contracts)                                               916
                                                                                                           ------------
Net assets                                                                                                    $386,413
                                                                                                           ============

(1)   Coupon rate may change periodically.
(2)   Index-linked  bond  whose  principal  amount moves with a government price index.
(3)   Security did not produce income during the last 12 months.
(4)   Percentage less than 0.1.

Abbreviations

Securities:

ADR     -- American Depositary Receipts
GDR     -- Global Depositary Receipts

Currency:
   BRL  --  Brazilian Real
   COP  --  Colombian Peso
   EUR  --  Euro
   IDR  --  Indonesian Rupiah
   KRW  --  Korean Won
   MXN  --  Mexican Peso
   MYR  --  Malaysian Ringgit
   PHP  --  Philippine Peso
   RUB  --  Russian Ruble
   TRY  --  Turkish Lira
   UYU  --  Uruguayan Peso
   ZAR  --  South African Rand

Federal income tax information

                                                                                 (dollars in
                                                                                  thousands)
Gross unrealized appreciation on investment securities                               $17,245
Gross unrealized depreciation on investment securities                              (11,219)
Net unrealized appreciation on investment securities                                   6,026
---------------------------------------------------------------------------------------------
Cost of investment securities for federal income tax purposes                        379,471
---------------------------------------------------------------------------------------------

Valuation

The fund's investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs - The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

------------------------------------------------------------------------------------------------------------
Fixed-income class                           Examples of standard inputs
------------------------------------------------------------------------------------------------------------
All                                          Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable
                                             securities; and proprietary pricing models such as yield
                                             measures calculated using factors such as cash flows,
                                             financial or collateral performance and other reference data
                                             (collectively referred to as "standard inputs")
------------------------------------------------------------------------------------------------------------
Corporate bonds & notes; convertible         Standard inputs and underlying equity of the issuer
securities
------------------------------------------------------------------------------------------------------------
Bonds & notes of governments & government    Standard inputs and interest rate volatilities
agencies
-------------------------------------------- ---------------------------------------------------------------

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.
Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities
(particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York
Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security's fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications  -  The  fund  classifies  its assets and liabilities into three levels  based  on  the  inputs  used to value the assets or liabilities. Level 1 values  are  based  on quoted prices in active markets for identical securities.
Level 2 values are based on significant observable market inputs, such as quoted prices  for  similar  securities  and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to  valuation  adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs  that  reflect the investment adviser's determination of assumptions that market  participants  might  reasonably  use  in  valuing  the  securities.  The valuation  levels  are  not  necessarily  an indication of the risk or liquidity
associated   with  the  underlying  investment.  For  example,  U.S.  government securities  are  reflected  as Level 2 because the inputs used to determine fair value  may  not always be quoted prices in an active market. The following table presents  the  fund's  valuation  levels  as  of  January  31,  2012 (dollars in thousands):

----------------------------------------------------------------------------------------------------------------------
    Investment securities:                             Level 1          Level 2          Level 3          Total
-----------------------------------------------------------------------------------------------------------------------

    Bonds and notes................................
       Latin America...............................    $        --     $    102,992     $        --      $   102,992
       Asia-Pacific................................             --           28,387              --           28,387
       Other markets...............................             --           61,839              --           61,839
       Miscellaneous...............................             --            9,012              --            9,012
    Equity securities:
       Asia-Pacific................................         81,829               --              --           81,829
       Other markets...............................         60,940            1,307              --           62,247
       Miscellaneous...............................          8,569               --              --            8,569
    Short-term securities..........................          1,414           29,208              --           30,622
                                                  -------------------------------------------------------------------
    Total                                              $   152,752     $    232,745     $        --      $   385,497
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
    Forward currency contracts(1):                     Level 1          Level 2          Level 3          Total
----------------------------------------------------------------------------------------------------------------------
    Unrealized depreciation on open forward            $        --     $       (955)    $        --      $      (955)
    currency contracts
                                                   ===================================================================

(1)   Forward currency contracts are not included in the investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates.
Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. As of January 31, 2012, the fund had open forward currency contracts to sell currencies, as shown on the following table. Open forward currency contracts throughout the period were generally at or lower than the amounts presented on the following page (as a percentage of the fund's total net assets):

                                                                                             Contract amount       U.S. valuation
                                                                                                  (000)                (000)
                                                                                          -------------------- ---------------------
                                                                                                                         Unrealized
                                                              Counterparty                 Non-U.S.    U.S.     Amount  depreciation
------------------------------------------------------------------------------------------------------------------------------------
Sales:
Australian Dollar to U.S. Dollar expiring 2/21/2012 ........  Credit Suisse First Boston     AUD210    $218       $223          $(5)
Brazilian Real to U.S. Dollar expiring 2/6 -2/28/2012.......  UBS AG                       BRL9,448   5,095      5,399         (304)
British Pound to U.S. Dollar expiring 2/7/2012 .............  Bank of America                GBP468     731        737           (6)
British Pound to U.S. Dollar expiring 2/13/2012 ............  Bank of New York Mellon      GBP5,464   8,388      8,610         (222)
Czech Koruna to U.S. Dollar expiring 2/6/2012 ..............  Bank of America              CZK7,688     385        397          (12)
Czech Koruna to U.S. Dollar expiring 2/6/2012 ..............  JPMorgan Chase Bank         CZK21,863   1,097      1,129          (32)
Euro to U.S. Dollar expiring 2/7 -2/21/2012.................  Bank of America              EUR4,848   6,173      6,342         (169)
Israeli Shekel to U.S. Dollar expiring 2/13/2012 ...........  UBS AG                         ILS665     173        178           (5)
Polish Zloty to U.S. Dollar expiring 2/6/2012 ..............  Bank of America              PLN3,343     970      1,036          (66)
Polish Zloty to U.S. Dollar expiring 2/21/2012 .............  JPMorgan Chase Bank            PLN753     219        233          (14)
South African Rand to U.S. Dollar expiring 2/7/2012 ........  Bank of America             ZAR21,677   2,652      2,769         (117)
Taiwanese Dollar to U.S. Dollar expiring 2/17/2012 .........  JPMorgan Chase Bank         TWD12,077     405        408           (3)
                                                                                                                            --------
Forward currency contracts -- net...........................                                                                  $(955)
                                                                                                                            ========

ITEM 2 – Controls and Procedures
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: March 30, 2012

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: March 30, 2012